Deferred Revenues (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 671,623	$ 589,690
Subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	160,163	118,083
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	504,919	468,663
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 6,541	$ 2,944